Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2020	Mar. 31, 2019
Schedule of Borrowings [Line Items]
Short-term borrowings	0.72%	1.00%
Long-term borrowings	1.17%	1.33%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.11%	1.28%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.37%	1.57%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.80%	0.86%